Other Debt Securities	12 Months Ended
Dec. 31, 2018
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Other Debt Securities	NOTE 12. OTHER DEBT SECURITIES The Group’s “Other Debt Securities” are detailed in Schedule A. Changes in the “Allowances for Loan Losses” related to “Other Debt Securities” are detailed in Note 46.